UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F Cover Page
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment: |_|; Amendment Number: ____
This Amendment (Check only one): |_| is a restatement
|_| adds new holding entries.
Institutional Manager Filing this Report:
Name: Thunderstorm Capital LLC
Address: One Liberty Square
Boston, MA 02109
13F File Number: 028-12440
The institutional investment manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is authorized
to submit it, that all information contained herein is true, correct
and
complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: John R. Dorfman
Title: Chairman
Phone: 617-542-8888
Signature, Place and Date of Signing:
Boston, MA June 13, 2009
----------------------- ----------------------- ---------------------
[Signature] [City, State] [Date]

Report Type: (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for
this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
----------------------- --------------------------------

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: $36,551
-----------
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

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	FORM 13F INFORMATION TABLE

                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER	               TITLE OF CLASS    CUSIP  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE    SHARED   NONE
ANALOG DEVICES		        COM	        032654105  372	    15,000   SH 	SOLE		   15,000     0	0
ARCH CAP GROUP LTD	        ORD	        G0450A105  849	    14,500   SH 	SOLE		   14,500     0	0
ASTRAZENECA PLC	        SPONSORED ADR	 046353108  353     8,000   SH 	SOLE		    8,000     0	0
AU OPTRONICS CORP	        SPONSORED ADR	 002255107  944    97,510   SH 	SOLE		   97,510     0	0
AUTODESK INC	                COM	        052769106  1101   58,000    SH 	SOLE		   58,000     0	0
BALDWIN TECHNOLOGY INC	        CL A	        058264102  60	    60,000   SH 	SOLE		   60,000     0	0
BANKATLANTIC BANCORP	        CL A NEW	 065908600  306    79,209   SH 	SOLE		   79,209     0	0
BERKSHIRE HATHAWAY INC DEL	 CL A	        084670108   270	 3    SH 	SOLE		        3     0	0
BERKSHIRE HATHAWAY INC DEL	 CL B	        084670207   281	97    SH 	SOLE		       97     0	0
BHP BILLITON LTD	        SPONSORED ADR	 088606108  355    13,000    SH 	SOLE		   13,000     0	0
BOLT TECHNOLOGY CORP	        COM	         097698104  698    62,100   SH 	SOLE		   62,100     0	0
BOOTS & COOTS/INTL WELL CTRL	 COM NEW	 099469504   699   503,200   SH 	SOLE	          503,200     0	0
CAL MAINE FOODS INC	         COM NEW	 128030202   1021   40,890   SH 	SOLE		    40,890    0       0
CERADYNE INC	                COM	        156710105    805   45,565   SH 	SOLE		    45,565    0	0
CHINA MOBILE LIMITED	        SPONSORED ADR	16941M109    100    10,000   SH 	SOLE		    10,000    0	0
COLUMBIA SPORTSWEAR CO	         COM	        198516106    494    15,970   SH 	SOLE		    15,970    0	0
COMMERCIAL METALS CO	         COM	        201723103   1301    81,150   SH 	SOLE		    81,150    0	0
CULLEN FROST BANKERS INC	 COM	        229899109    978    21,216   SH 	SOLE	            21,216    0	0
CURTISS WRIGHT CORP	         COM	        231561101    647    21,750   SH 	SOLE		    21,750     0	0
DEVON ENERGY CORP NEW	         COM	        25179M103   1179    21,635   SH 	SOLE		    21,635 	0	0
FPIC INS GROUP INC	         COM	        302563101    374    12,200   SH 	SOLE		    12,200 	0	0
GARMIN LTD	                ORD	        G37260109   1216    51,035   SH 	SOLE		    51,035 	0	0
GENERAL DYNAMICS CORP	         COM	        369550108    391     7,060   SH 	SOLE		     7,060 	0	0
HUMANA INC                 	  COM	        444859102    933    28,920   SH 	SOLE		    28,920 	0	0
HUTCHINSON TECHNOLOGY INC	  COM	        448407106    237   122,100   SH 	SOLE		   122,100 	0	0
KING PHARMACEUTICALS INC	  COM	        495582108   1166   121,080   SH 	SOLE		   121,080 	0	0
LADISH INC	                COM NEW	505754200    1858   143,250   SH 	SOLE		   143,250 	0	0
LINCOLN ELEC HLDGS INC	         COM	        533900106    451    12,500 	SH 	SOLE               12,500 	0	0
LINDSAY CORP	                 COM	        535555106   1369    41,365 	SH 	SOLE	            41,365 	0	0
MERCK & CO INC	                 COM	        589331107    292    10,448 	SH 	SOLE	            10,448 	0	0
MICROSOFT CORP	                 COM	        594918104    387    16,290    SH 	SOLE		    16,290 	0	0
MOBILE TELESYSTEMS OJSC	  SPONSORED ADR 607409109   1105    29,920 	SH      SOLE		    29,920 	0	0
OCEANEERING INTL INC	          COM	         675232102   1043   23,065 	SH 	SOLE		     3,065 	0	0
OLIN CORP	                 COM PAR $1	  680665205    768   64,580   SH 	SOLE		    64,580 	0	0
OVERSEAS SHIPHOLDING GROUP I    COM	         690368105	830   24,380 	 SH 	SOLE		    24,380 	0	0
PEROT SYS CORP	                 CL A	         714265105    1212  84,550 	 SH 	SOLE		    84,550 	0	0
PFIZER INC	                COM	         717081103	289   19,295 	 SH 	SOLE		    19,295 	0	0
PIPER JAFFRAY COS	         COM	         724078100	393    9,000 	 SH 	SOLE		     9,000 	0	0
POWELL INDS INC	         COM	         739128106	977   26,350 	 SH 	SOLE		    26,350 	0	0
RAYMOND JAMES FINANCIAL INC	  COM	         754730109	929   54,000 	 SH 	SOLE		    54,000 	0	0
ROFIN SINAR TECHNOLOGIES INC    COM	         775043102	660   33,000 	 SH 	SOLE		    33,000 	0	0
SEABOARD CORP	                 COM	         811543107    1254   1,118 	 SH 	SOLE		     1,118 	0	0
TESORO CORP	                 COM	         881609101	1268  99,625 	 SH 	SOLE		    99,625 	0	0
TSAKOS ENERGY NAVIGATION LTD    SHS	         G9108L108	1483  91,908 	 SH 	SOLE	            91,908 	0	0
TWIN DISC INC	                 COM	         901476101	89    13,000 	 SH 	SOLE		    13,000 	0	0
UNITED FIRE & CAS CO	         COM	         910331107	257   15,000 	 SH 	SOLE		    15,000 	0	0
UNITED STATES STL CORP NEW	  COM	         912909108	294    8,220 	 SH 	SOLE		     8,220 	0	0
WESTERN DIGITAL CORP	          COM	         958102105	2213  83,520 	 SH 	SOLE		    83,520 	0	0

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